Employee Benefits and Incentive Plans - Summary of Estimated Fair Value of 2006 EIP Option Awards on Grant Date Using Black-Scholes Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	1.56%	1.35%	1.87%
Dividend yield	3.07%	0.00%	0.00%
Expected volatility	35.20%	34.70%	33.20%
Expected life (years)	6 years 3 months	6 years 3 months	6 years 6 months
Fair value of option award	$ 6.05	$ 12.24	$ 31.36